Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes Tables
Schedule of deferred tax asset
	December 31,
	2015	2014
Net operating loss carryforwards	$7,582,195	$6,189,094
Equity-based instruments	8,946,178	7,727,432
Accrued liabilities	85,329	106,556
Valuation allowance	(16,613,702)	(14,023,082)
Deferred tax asset	$-	$-

Schedule of reconciliation of income taxes
	Year ended December 31,
	2015	2014
Income tax benefit at statutory rate	$(2,353,853)	$(8,015,585)
State income tax, net of Federal benefit	(251,309)	(855,782)
Meals and entertainment	14,542	16,984
Increase in valuation allowance	2,590,620	8,854,383
Income tax benefit	$-	$-